Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

On August 27, 2020, the board of directors approved, subject to shareholders approval, the grant of an aggregate of 32,000 options exercisable into 32,000 ordinary shares at an exercise price of $9.12 per share, to four of the Company's board members.

The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.